FAIR VALUE MEASURES AND DISCLOSURES (Rental Properties, Net, Measured at Fair Value on a Non-recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Rental properties, net	$ 121,098	$ 21,592
Nonrecurring Basis [Member]
Assets:
Rental properties, net	17,452	12,000
Nonrecurring Basis [Member] | Cannery [Member]
Assets:
Rental properties, net	8,917
Nonrecurring Basis [Member] | Campus Club [Member]
Assets:
Rental properties, net	8,535
Nonrecurring Basis [Member] | Vista [Member]
Assets:
Rental properties, net		12,000
Nonrecurring Basis [Member] | Level 1 [Member]
Assets:
Rental properties, net	0	0
Nonrecurring Basis [Member] | Level 1 [Member] | Cannery [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 1 [Member] | Campus Club [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 1 [Member] | Vista [Member]
Assets:
Rental properties, net		0
Nonrecurring Basis [Member] | Level 2 [Member]
Assets:
Rental properties, net	0	0
Nonrecurring Basis [Member] | Level 2 [Member] | Cannery [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 2 [Member] | Campus Club [Member]
Assets:
Rental properties, net	0
Nonrecurring Basis [Member] | Level 2 [Member] | Vista [Member]
Assets:
Rental properties, net		0
Nonrecurring Basis [Member] | Level 3 [Member]
Assets:
Rental properties, net	17,452	12,000
Nonrecurring Basis [Member] | Level 3 [Member] | Cannery [Member]
Assets:
Rental properties, net	8,917
Nonrecurring Basis [Member] | Level 3 [Member] | Campus Club [Member]
Assets:
Rental properties, net	8,535
Nonrecurring Basis [Member] | Level 3 [Member] | Vista [Member]
Assets:
Rental properties, net		$ 12,000